ARROW DWA TACTICAL: INTERNATIONAL ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2025

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 100.2%
	EQUITY - 100.2%
21,802	Global X MSCI Colombia ETF			$ 594,105
10,887	iShares MSCI China ETF			562,422
14,856	iShares MSCI France ETF			609,690
7,990	iShares MSCI Israel ETF			626,136
13,980	iShares MSCI Italy ETF			618,056
21,197	iShares MSCI Poland ETF			624,888
12,602	iShares MSCI South Africa ETF			624,051
15,535	iShares MSCI Spain ETF			630,721
14,064	iShares MSCI Sweden ETF			613,753
12,476	iShares MSCI Taiwan ETF			592,360
	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,599,356)			6,096,182

		Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	BANKING - 0.0% (a)
4,410	Kiatnakin Phatra Bank PCL (Thailand) (b)(c)(d) (Cost $0)	01/01/2027	$ 70.00	–

	TOTAL INVESTMENTS - 100.2% (Cost $5,599,356)			$ 6,096,182
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%			(13,085)
	NET ASSETS - 100.0%			$ 6,083,097

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	Illiquid security. The total fair value of these securities as of April 30, 2025 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.